UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

May 15, 2003	       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 26

Form 13F Information Table Value Total:	$196,511,336.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.








                                                             		Market      Voting
Name of Issuer 				   Class Quantity      Cusip        Value       Authority
3M COMPANY

com
224151

88579Y101
29,146,355
sole
CATERPILLAR

com
462350

149123101
22,747,629
sole
PROCTER & GAMBLE

com
243423

742718109
21,676,818
sole
DUPONT

com
473602

263534109
18,404,175
sole
ALTRIA GROUP, INC.

com
439346

02209S103
13,162,812
sole
EXXON MOBIL

com
373737

30231G102
13,062,110
sole
CITIGROUP

com
311290

172967101
10,723,942
sole
GENERAL MOTORS

com
310710

370442105
10,446,070
sole
GENERAL ELECTRIC

com
351917

369604103
8,973,884
sole
CHEVRONTEXACO

com
124698

166764100
8,061,750
sole
MERCK

com
138958

589331107
7,612,095
sole
IBM

com
93594

459200101
7,340,577
sole
AMERICAN EXPRESS

com
218644

25816109
7,265,540
sole
SBC COMMUNICATIONS, INC.

com
343984

78387G103
6,900,321
sole
UNITED PARCEL SERVICE CL B

com
116418

911312106
6,635,826
sole
AMERICAN ONLINE INC

com
90000

00184a105
977,400
sole
ALLSTATE

com
20699

20002101
686,586
sole
VERIZON

com
12034

92343V104
425,402
sole
DELPHI CORPORATON

com
53678

247126105
366,621
sole
TRAVELERS PPTY CAS CP CL B

com
25251

89420G406
356,292
sole
JOHNSON & JOHNSON

com
5378

478160104
311,225
sole
AMERICAN INTERNATIONAL GP

com
6092

26874107
301,249
sole
COCA COLA

com
7380

191216100
298,742
sole
BELL SOUTH

com
10716

79860102
232,216
sole
SPYDER

com
2651

78462F103
224,646
sole
TRAVELERS PPTY CAS CP CL A

com
12140

89420G109
171,053
sole



